INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Service revenues	$ 1,927	$ 1,795	$ 3,780	$ 3,773
Sale of equipment and accessories	106	72	211	160
Other revenue	32	25	63	55
Total operating revenues	2,065	1,892	4,054	3,988
Other operating income	0	2	1	2
Service costs	(403)	(365)	(768)	(746)
Cost of equipment and accessories	(106)	(74)	(208)	(163)
Selling, general and administrative expenses	(677)	(646)	(1,324)	(1,352)
Depreciation	(421)	(389)	(837)	(804)
Amortization	(81)	(86)	(153)	(178)
Impairment (loss) / reversal	(3)	(1)	(9)	(1)
Gain / (loss) on disposal of non-current assets	0	(6)	(4)	(12)
Operating profit	374	327	752	734
Finance costs	(164)	(184)	(330)	(391)
Finance income	3	6	5	15
Other non-operating gain / (loss)	2	86	7	101
Net foreign exchange gain / (loss)	1	8	11	(21)
Profit / (loss) before tax	216	243	445	438
Income tax expense	(89)	(68)	(180)	(144)
Profit / (loss) for the period	127	175	265	294
Attributable to:
The owners of the parent	100	156	230	264
Non-controlling interest	$ 27	$ 19	$ 35	$ 30
Basic gain / (loss) per share attributable to ordinary equity holders of the parent (in USD per share)	$ 0.06	$ 0.09	$ 0.13	$ 0.15
Diluted gain / (loss) per share attributable to ordinary equity holders of the parent (in USD per share)	$ 0.06	$ 0.09	$ 0.13	$ 0.15